EQUITY (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 07, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 29, 2011	Mar. 08, 2011 Investment Relations Firm [Member]	Nov. 16, 2011 Consulting Firm [Member]	Nov. 14, 2013 Independent Contractor 1 [Member]	Dec. 31, 2012 Independent Contractor 1 [Member]
Option Indexed to Issuers Equity [Line Items]
Employment Agreement					5 years
Unregistered Common Stock Share Issued							10,000	50,000	40,000	60,000
Unregistered Common Stocks Fair Value Issued (in dollars)							$ 59,300	$ 84,250	$ 145,600	$ 109,000
Statutory Surplus Reserve, Minimum, Percentage			10.00%
Statutory Surplus Reserve, Maximum, Percentage			50.00%
Statutory Surplus Reserve, Required Minimum, Percentage			25.00%
Statutory Surplus Reserve, Appropriations			10.00%
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options		94,000				450,000
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Issued Options Weighted Average Exercise Price (in dollars per share)		$ 2.30				$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments Options Nonvested Number			307,000
Allocated Share-based Compensation Expense			94,271	110,163	903
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date					5 years
Stock Issued During Period, Shares, Employee Benefit Plan	8,000
Stock Issued During Period, Shares, Issued for Services		94,000
Stock Issued During Period, Value, Issued for Services		$ 209,574	$ 9,761